UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 132,051	$ 118,618	$ 248,933	$ 213,964
Administrative fee revenue from affiliates	7,126	5,360	14,131	10,658
Time charter, voyage and logistics business expenses	(53,888)	(54,078)	(105,383)	(104,804)
Direct vessel expenses	(24,533)	(31,783)	(48,797)	(61,827)
General and administrative expenses incurred on behalf of affiliates	(7,126)	(5,360)	(14,131)	(10,658)
General and administrative expenses	(8,327)	(6,108)	(15,254)	(12,492)
Depreciation and amortization	(24,537)	(26,091)	(50,603)	(51,714)
Interest expense and finance cost, net	(33,253)	(27,565)	(65,063)	(54,987)
Impairment loss on sale of vessels	(6,595)	(5,141)	(13,310)	(14,239)
Gain on debt extinguishment	0	1,715	0	1,715
Other (expense)/income, net	(2,242)	(1,523)	(7,061)	(2,878)
Loss before equity in net earnings of affiliated companies	(21,324)	(31,956)	(56,538)	(87,262)
Equity in net (losses)/earnings of affiliated companies	(3,025)	(3,775)	(9,489)	1,307
Loss before taxes	(24,349)	(35,731)	(66,027)	(85,955)
Income tax benefit	502	76	944	493
Net loss	(23,847)	(35,655)	(65,083)	(85,462)
Less: Net income attributable to the noncontrolling interest	(1,445)	(1,603)	(1,066)	(515)
Net loss attributable to Navios Holdings common stockholders	(25,292)	(37,258)	(66,149)	(85,977)
Loss attributable to Navios Holdings common stockholders, basic and diluted	$ (27,856)	$ (39,414)	$ (71,262)	$ (90,777)
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$ (0.23)	$ (0.34)	$ (0.6)	$ (0.79)
Weighted average number of shares, basic and diluted	119,423,135	116,051,809	119,422,969	115,612,780